Related Party Transactions - Summary of related party transactions (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 02, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 14, 2021	Aug. 31, 2021	Jul. 30, 2021
Disclosure of transactions between related parties [line items]
Revenues		$ 9,414	$ 8,079	$ 42,628
Direct operating costs		0	0	(2,535)
General and administrative expenses		(1,119)	(1,134)	(8,811)
Depreciation and amortization		(209)	(209)	0
Interest expense		(69,695)	(43,831)	(46,101)
Realized and unrealized gain (loss) on derivative instruments		0	0	49,832
Other Income (Expenses), Related Party Transactions		28,517	0	1,949
Interest expense		69,695	43,831	46,101
Senior Unsecured Bond, Maturing July 2023
Disclosure of transactions between related parties [line items]
Interest expense		(22,800)	(35,000)	(38,500)
Interest expense		22,800	35,000	38,500
Weighted average term	5 years
Unsecured Revolving Credit Facility | Parent
Disclosure of transactions between related parties [line items]
Interest expense		(10,900)	(7,300)	(8,300)
Interest expense		10,900	7,300	8,300
Net interest accretion expense		7,700	1,400	600
11.50% Senior Secured PIK notes
Disclosure of transactions between related parties [line items]
Interest expense			0	0
Interest expense			$ 0	$ 0
Weighted average rate						11.50%	11.50%
11.50% Senior Secured PIK notes | Brookfield Exchanges | Brookfield
Disclosure of transactions between related parties [line items]
PIK interest		27,700
Weighted average rate						11.50%
12.50% Unsecured PIK notes
Disclosure of transactions between related parties [line items]
PIK interest		$ 500
Weighted average rate					12.50%